FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

17. FAIR VALUE MEASUREMENTS

The Company’s recurring fair value measurements for financial assets and liabilities are limited to cash and cash equivalents as of December 31, 2014 and 2015. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in an active market.

The Company did not have Level 2 and Level 3 categorized assets or liabilities as of December 31, 2014 and 2015, respectively.